Employee Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y Age	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unissued common shares available for grant under the plans	4.1
Age requirement for vesting provision, minimum	55
Completion of service period (in years) for stock awards	5 years
Maximum contractual term of options granted (in years)	5
Option vesting period (in years)	3 years
Share-based compensation expense recognized	$ 14.3	$ 13.9	$ 9.4
Cash received from stock options exercised	0.4	1.4
Deferred compensation Liability	11.5	12.0
Pension Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Matching contribution by the company as percentage of participants' contribution	50.00%
Percentage of eligible pay contributed by participants that will be matched	6.00%
Cost recognized for contribution plans	12.1	12.5	0
International Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost recognized for contribution plans	30.0	33.7	28.7
Scenario, Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected pretax amortization of net loss in 2013	160.9
Expected pretax amortization of prior service cost in 2013	0.2
Expected cash contributions by the company in 2013	146.3
Scenario, Forecast | Other Postretirement Benefit Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected pretax amortization of net loss in 2013	5.5
Expected pretax amortization of prior service cost in 2013	1.8
Expected cash contributions by the company in 2013	20.0
Scenario, Forecast | Pension Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected pretax amortization of net loss in 2013	192.4
Expected pretax amortization of prior service cost in 2013	(0.9)
Scenario, Forecast | International Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected cash contributions by the company in 2013	111.8
Scenario, Forecast | U.S. Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected cash contributions by the company in 2013	34.5
Performance Based Unit | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares which will vest after achievement of goals	0
Performance Based Unit | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares which will vest after achievement of goals	1.5
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense recognized	8.9	9.0	5.5
Total intrinsic value of options exercised	0.9	4.4	5.9
Total unrecognized compensation cost	5.8
Recognition period for remaining unrecognized compensation expense, weighted-average period	1 year 3 months 18 days
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense recognized	5.4	4.9	3.9
Total unrecognized compensation cost	2.9
Recognition period for remaining unrecognized compensation expense, weighted-average period	1 year 9 months 18 days
Aggregate weighted-average grant-date fair value of units granted	3.3	11.3	7.7
Aggregate weighted-average grant-date fair value of units vested	$ 4.1	$ 5.7	$ 4.2